Management fees (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Management Fees
Professional and Contract Services Expense	$ 16,809	$ 19,071	$ 19,489